Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Previously stated [member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss [Line Items]
Operating loss	$ (284,022)
Net financial income	(27,560)
Net loss before income taxes	(256,462)
Income tax recovery	(17,412)
Net loss and total comprehensive loss	$ (239,050)
Loss per share
Basic (in Dollars per share) | $ / shares	$ (1.15)
Weighted average number of common shares outstanding
Basic (in Shares) | shares	207,776,000
Adjustments [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss [Line Items]
Operating loss
Net financial income	(63,406)
Net loss before income taxes	63,406
Income tax recovery
Net loss and total comprehensive loss	$ 63,406
Loss per share
Basic (in Dollars per share) | $ / shares	$ 0.3
Weighted average number of common shares outstanding
Basic (in Shares) | shares
As restated [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss [Line Items]
Operating loss	$ (284,022)
Net financial income	(90,966)
Net loss before income taxes	(193,056)
Income tax recovery	(17,412)
Net loss and total comprehensive loss	$ (175,644)
Loss per share
Basic (in Dollars per share) | $ / shares	$ (0.85)
Weighted average number of common shares outstanding
Basic (in Shares) | shares	207,776,000